Group statement of changes in equity - GBP (£) £ in Millions		Total		Share Capital [Member] [2]	Share Premium [Member] [3]	Own Shares [Member] [4]	Merger Reserve [Member] [5]	Other Reserves [Member] [6]	Retained (Loss) Earnings [Member]
Beginning balance at Mar. 31, 2015		£ 681	[1]	£ 419	£ 1,051	£ (165)	£ 998	£ 502	£ (2,124)	[1]
Statements [Line Items]
Profit for the year	[1]	2,466							2,466
Other comprehensive income (loss) – before tax		1,163	[1]					408	755	[1]
Tax on other comprehensive income (loss)		(235)	[1]					5	(240)	[1]
Transferred to the income statement		(230)	[1]					(230)
Total comprehensive income (loss) for the year		3,164	[1]					183	2,981	[1]
Issue of new shares	[7]	7,504	[1]	80			7,424
Dividends to shareholders	[1]	(1,078)							(1,078)
Share-based payments	[1]	58							58
Tax on share-based payments	[1]	12							12
Net buyback of own shares		(225)	[1]			50			(275)	[1]
Other movements	[1]	(4)							(4)
Ending balance at Mar. 31, 2016		10,112	[1]	499	1,051	(115)	8,422	685	(430)	[1]
Statements [Line Items]
Profit for the year	[1]	1,908							1,908
Other comprehensive income (loss) – before tax		(1,671)	[1]					1,108	(2,779)	[1]
Tax on other comprehensive income (loss)		445	[1]					29	416	[1]
Transferred to the income statement		(938)	[1]					(938)
Total comprehensive income (loss) for the year		(256)	[1]					199	(455)	[1]
Transfers to realised profit							(1,775)		1,775	[1]
Dividends to shareholders	[1]	(1,436)							(1,436)
Share-based payments	[1]	57							57
Tax on share-based payments	[1]	(6)							(6)
Net buyback of own shares		(136)	[1]			19			(155)	[1]
Ending balance at Mar. 31, 2017		8,335	[1]	499	1,051	(96)	6,647	884	(650)	[1]
Statements [Line Items]
Profit for the year	[1]	2,032	[8]						2,032
Other comprehensive income (loss) – before tax		1,139	[1]					(545)	1,684	[1]
Tax on other comprehensive income (loss)		(262)	[1]					1	(263)	[1]
Transferred to the income statement		277	[1],[8]					277
Total comprehensive income (loss) for the year		3,186	[1],[8]					(267)	3,453	[1]
Transfers to realised profit								(83)	83	[1]
Dividends to shareholders	[1]	(1,524)							(1,524)
Share-based payments	[1]	84							84
Tax on share-based payments	[1]	(2)							(2)
Net buyback of own shares		(168)	[1]			(90)			(78)	[1]
Ending balance at Mar. 31, 2018		£ 9,911	[1],[8]	£ 499	£ 1,051	£ (186)	£ 6,647	£ 534	£ 1,366	[1]

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.
[2]	The allotted, called up, and fully paid ordinary share capital of BT Group plc at 31 March 2018 was £499m comprising 9,968,127,681 ordinary shares of 5p each (2017: £499m comprising 9,968,127,681 ordinary shares of 5p each).
[3]	The share premium account, comprising the premium on allotment of shares, is not available for distribution.
[4]	For further analysis of own shares, see note 21.
[5]	The merger reserve balance at 1 April 2015 arose on the group reorganisation that occurred in November 2001 and represented the difference between the nominal value of shares in the new parent company, BT Group plc, and the aggregate of the share capital, share premium account and capital redemption reserve of the prior parent company, British Telecommunications plc. On 29 January 2016, the company issued 1,594,900,429 ordinary shares of 5p at 470.7p per share. These shares were used as part consideration for the acquisition of EE. As a result of this transaction the merger reserve was credited with £7,424m net of £3m issue costs. In 2016/17, there was a transfer of £1,775m of merger reserve to realised profit following the settlement of an intercompany loan by qualifying consideration.
[6]	For further analysis of other reserves, see note 28.
[7]	On 29 January 2016, the company issued 1,594,900,429 ordinary shares of 5p at 470.7p per share, raising £7,504m net of issue costs. Share capital increased by £80m and merger reserve by £7,424m.
[8]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.